Acquisitions (Details) - Schedule of proforma combined results of operations (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Proforma Combined Results Of Operations [Abstract]
Earnings (loss) per share diluted					$ (0.90)	$ (1.23)
Weighted average shares outstanding, basic and diluted (in Shares)	28,008,542	13,818,890	28,008,542	13,835,274	13,397,034	6,031,685